                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-2591

                      RIVERSOURCE MONEY MARKET SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 7/31

Date of reporting period: 7/31

Annual Report
and Prospectus
                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
CASH MANAGEMENT FUND

ANNUAL REPORT FOR
THE PERIOD ENDED
JULY 31, 2009
(Prospectus also enclosed)

RIVERSOURCE CASH MANAGEMENT FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH MAXIMUM CURRENT INCOME CONSISTENT
WITH LIQUIDITY AND STABILITY OF PRINCIPAL.


This annual report includes a prospectus that
describes in detail the Fund's objective,
investment strategy, risks, sales charges,
fees and other matters of interest. Please
read the prospectus carefully before you
invest or send money.                            (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Manager Commentary.................    5

Fund Expenses Example..............    9

Portfolio of Investments...........   12

Statement of Assets and
  Liabilities......................   18

Statement of Operations............   19

Statements of Changes in Net
  Assets...........................   20

Financial Highlights...............   22

Notes to Financial Statements......   30

Report of Independent Registered
  Public Accounting Firm...........   43

Federal Income Tax Information.....   45

Board Members and Officers.........   46

Approval of Investment Management
  Services Agreement...............   50

Proxy Voting.......................   53




--------------------------------------------------------------------------------
                       RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Cash Management Fund (the Fund) Class A shares advanced 0.79% for the 12 months ended July 31, 2009.

> The Fund's annualized simple yield was 0.10% and its annualized compound yield was also 0.10% for the seven-day period ended July 31, 2009. The 7-day yields reflect more closely the earnings of the Fund than the total return. Short-term yields may be higher or lower than the figures shown.

ANNUALIZED TOTAL RETURNS (for period ended July 31, 2009)
--------------------------------------------------------------------------------


                                   1 YEAR  3 YEARS  5 YEARS  10 YEARS
---------------------------------------------------------------------
RiverSource Cash Management Fund
  Class A                          +0.79%   +3.03%   +2.90%   +2.83%
---------------------------------------------------------------------



The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. Yields will fluctuate. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.


--------------------------------------------------------------------------------
2  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JULY 31, 2009
                                                                    SINCE
Without sales charge         1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION*
Class A (inception
  10/6/75)                   +0.79%   +3.03%   +2.90%   +2.83%       N/A
---------------------------------------------------------------------------
Class B (inception
  3/20/95)                   +0.45%   +2.45%   +2.29%   +2.21%       N/A
---------------------------------------------------------------------------
Class C (inception
  6/26/00)                   +0.46%   +2.46%   +2.30%     N/A      +1.99%
---------------------------------------------------------------------------
Class I (inception 3/4/04)   +0.96%   +3.29%   +3.21%     N/A      +3.02%
---------------------------------------------------------------------------
Class R5 (inception
  12/11/06)                  +0.91%     N/A      N/A      N/A      +2.98%
---------------------------------------------------------------------------
Class W (inception
  12/1/06)                   +0.76%     N/A      N/A      N/A      +2.77%
---------------------------------------------------------------------------
Class Y (inception
  3/20/95)                   +0.81%   +3.10%   +3.00%   +2.90%       N/A
---------------------------------------------------------------------------

With sales charge
Class B (inception
  3/20/95)                   -4.55%   +1.49%   +1.93%   +2.21%       N/A
---------------------------------------------------------------------------
Class C (inception
  6/26/00)                   -0.54%   +2.46%   +2.30%     N/A      +1.99%
---------------------------------------------------------------------------



Sales charges do not apply to Class A, Class I, Class R5, Class W and Class Y shares. Class B share performance reflects a contingent deferred sales charge
(CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Class I, Class R5 and Class Y are available to qualifying institutional investors only. Class W shares are offered through qualifying discretionary accounts.

* For classes with less than 10 years performance.


--------------------------------------------------------------------------------
                       RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
   X                      HIGH
                          MEDIUM   QUALITY
                          LOW



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average
  maturity(1)                55 days
------------------------------------





(1) WEIGHTED AVERAGE MATURITY is the amount of time remaining before securities are due and principal must be repaid.

An investment in a money market is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
4  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT

MANAGER COMMENTARY -------------------------------------------------------------

Dear Shareholder,

RiverSource Cash Management Fund (the Fund) Class A shares advanced 0.79% for the annual period. The Fund's annualized simple yield was 0.10% and its annualized compound yield was also 0.10% for the seven-day period ended July 31, 2009.(* ) The Fund serves as a conservative, shorter-term investment choice for individuals seeking current income.

SIGNIFICANT PERFORMANCE FACTORS
The annual period ended July 31, 2009 was one characterized by historic shocks to the global financial system resulting in a liquidity freeze in the financial markets and dramatic Fed action to restart the flow of credit, increase confidence and jump start an economic recovery. These events had the greatest impact on money markets during the period.

Shocks to the global financial system in September 2008 caused market participants to reduce risk from their investment portfolios in such dramatic fashion to ultimately create credit, liquidity and confidence crises that lasted largely through the first quarter of 2009. In response to these crises and in an effort to revive confidence, the Fed, the U.S. Treasury Department and the Federal Deposit Insurance Corporation (FDIC), along with several global banking bodies, created a host of unprecedented programs and a new framework within which to improve liquidity and restart the flow of credit. For example, in an effort to restore confidence in retail and institutional money market funds, the U.S. Treasury Department created a Temporary Guarantee Program for Money

PORTFOLIO COMPOSITION  (at July 31, 2009; % of portfolio assets)

---------------------------------------------------------------------

Bonds(1)                                    3.1%
------------------------------------------------
Certificates of Deposit                     9.5%
------------------------------------------------
Commercial Paper                           39.5%
------------------------------------------------
FDIC-Insured Debt(2)                       25.1%
------------------------------------------------
Floating Rate Notes                        11.8%
------------------------------------------------
U.S. Government Agencies                   11.0%
------------------------------------------------


(1) Category comprised of short-term asset-backed securities.

(2) Debt guaranteed under the FDIC's Temporary Liquidity Guarantee Program
    (TLGP).

* The 7-day yields shown reflect more closely the earnings of the Fund than the total return. Short-term yields may be higher or lower than the figures shown.


--------------------------------------------------------------------------------
                       RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT  5

MANAGER COMMENTARY (continued) -------------------------------------------------


Market Funds. The Federal Reserve Bank of Boston implemented the Asset-Backed Commercial Paper Money Market Mutual Fund Liquidity Facility (AMLF) to provide a source of liquidity for asset-backed securities held by money market funds. The Federal Reserve Bank of New York created a Commercial Paper Funding Facility
(CPFF) to provide liquidity to U.S. issuers of both unsecured commercial paper and asset-backed commercial paper through what is known as a special purpose vehicle. In other words, the CPFF was designed to provide a backstop financing facility to ensure that corporations would have the ability to repay maturing debt and finance current operations by purchasing commercial paper directly. To further address credit and liquidity concerns, FDIC-insured depository institutions, such as banks, thrifts and certain holding companies, were given the ability to issue senior unsecured debt guaranteed under the Temporary Liquidity Guarantee Program (TLGP).

The reducing of risk from portfolios through these months caused credit spreads (the difference in yields between higher quality and lower quality securities) to widen dramatically. Spreads, however, rebounded significantly during the last four months or so of the annual period, as investors began to feel comfortable that the measures put in place had eased credit concerns. The narrowing of credit spreads, together with the Fed reducing its targeted federal funds rate by more than 175 basis points (1.75%) to a range of 0% to 0.25% and communicating that it intended to keep rates near zero for some time, caused money market yields to move dramatically lower during the annual period.

At the same time, the combination of all of these factors led the money market yield curve, or spectrum of maturities, to flatten over the annual period as a whole, meaning the difference between yields at the short-term end of the money market yield curve and the longer-term end narrowed.

Following the unprecedented events of September 2008, our focus was to increase the Fund's liquidity by reducing its average weighted maturity. Since we strategically kept the portfolio positioned short for the majority of the annual period, the Fund did not fully benefit from the flattening of the money market yield curve, but preserving liquidity within a rather illiquid market was of primary importance to us. The weighted average

--------------------------------------------------------------------------------
6  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


maturity of a money market fund is a measure of its price sensitivity to changes in interest rates. Throughout most of the annual period, we favored U.S. Treasury, agency and other government-guaranteed securities that offered, in our view, a better risk-adjusted yield.

CHANGES TO THE FUND'S PORTFOLIO
As mentioned above, we strategically adjusted the Fund's average weighted maturity as market conditions shifted. The Fund began the 12-month period with an average weighted maturity of 45 days. We subsequently increased the Fund's average weighted maturity to approximately 60 days to take advantage of the then steepening yield curve, meaning longer-term yields declined less than shorter-term yields. At that time, the Fed was proactively adding liquidity measures in an effort to address liquidity concerns and credit conditions had marginally improved. Beginning in September, we once again raised the Fund's liquidity profile as a defensive measure, given the meltdown in the financial markets. Between September and April, we kept the Fund's average weighted maturity in a range of 25 to 35 days, maintaining a conservative stance. In the last months of the annual period, as credit spreads rebounded, we began extending the Fund's average weighted maturity in an effort to capture some incremental yield. As of July 31, 2009, the average weighted maturity of the Fund was 55 days.

Seeking to provide a conservative vehicle for our shareholders amidst the massive uncertainties facing the nation's financial system, we became increasingly cautious from a credit perspective as the period progressed. We decreased the Fund's holdings in bank and finance-related commercial paper and increased holdings of government and agency


  The annual period ended July 31, 2009 was one characterized by historic shocks to the global financial system resulting in a liquidity freeze in the financial markets and dramatic Fed action to restart the flow of credit, increase confidence and jump start an economic recovery. These events had the greatest impact on money markets during the period.






--------------------------------------------------------------------------------
                       RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT  7

MANAGER COMMENTARY (continued) -------------------------------------------------


securities that offered what we considered to be the greatest risk-adjusted yield. Included among these holdings were securities that were issued under the TLGP. Most of the Fund's holdings in government and agency securities were fixed rate securities with one-to-three month maturities.

OUR FUTURE STRATEGY
We believe the worst of the financial crisis is likely behind us in terms of the credit measures we use for bank and finance-related companies and that these institutions are in a better place from a credit perspective than they were one year prior. That said, however, the dramatic narrowing of credit spreads in the last months of the annual period caused risk-adjusted returns in the bank/finance sector to become overvalued in our view.

We continue to observe improvement, albeit from a low base, in economic activity across a number of leading indicators. Such "green shoots" have caused us to re-think whether the Fed will indeed continue to maintain its near-zero targeted federal funds rate too far into 2010 and may ultimately have to execute its much-talked-about exit strategy. We believe the Fed may implement such a strategy in 2010 and we therefore intend to maintain the Fund's average weighted maturity around 50 days during the months ahead while prudently monitoring risk-adjusted yields.

We further intend to continue to evaluate credits to maintain the Fund's high quality bias. We intend to make strategic decisions to balance an enhanced liquidity profile with providing current income. We will, of course, continue to closely monitor economic data, Fed policy and any shifts in the money market yield curve, striving to strategically adjust the portfolio accordingly. We intend to continue to focus on high-quality investments with minimal credit risk while seeking competitive yields.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the RiverSource Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the RiverSource Family of Funds.


--------------------------------------------------------------------------------
8  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads); and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended July 31, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
                       RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT  9

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 FEB. 1, 2009  JULY 31, 2009  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,000.40        $2.44(c)        .49%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,022.49        $2.47(c)        .49%
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,000.00        $2.79(c)        .56%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,022.14        $2.82(c)        .56%
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,000.00        $2.79(c)        .56%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,022.14        $2.82(c)        .56%
------------------------------------------------------------------------------------------

Class I
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,000.60        $2.14(c)        .43%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,022.79        $2.17(c)        .43%
------------------------------------------------------------------------------------------

Class R5
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,000.40        $2.34(c)        .47%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,022.59        $2.37(c)        .47%
------------------------------------------------------------------------------------------

Class W
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,000.00        $2.74(c)        .55%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,022.19        $2.77(c)        .55%
------------------------------------------------------------------------------------------

Class Y
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,000.10        $2.64(c)        .53%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,022.29        $2.67(c)        .53%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended July 31, 2009: +0.04% for Class A, +0.00% for Class B, +0.00% for Class C, +0.06% for Class I, +0.04% for Class R5, +0.00% for Class W and +0.01% for Class Y.


--------------------------------------------------------------------------------
10  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


(c) RiverSource Investments, LLC (the Investment Manager) and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Sept. 30, 2010, unless sooner terminated at the discretion of the Fund's Board, such that net expenses (before any voluntary expense limitations) will not exceed 0.65% for Class A, 1.31% for Class B, 1.31% for Class C, 0.37% for Class I, 0.42% for Class R5, 0.67% for Class W and 0.57% for Class Y. Any amounts waived will not be reimbursed by the Fund. This change was effective Aug. 1, 2009. If this change had been in place for the entire six month period ended July 31, 2009, the actual expenses paid (before any voluntary expense limitations) would have been $3.24 for Class A, $6.53 for Class B, $6.53 for Class C, $1.85 for Class I, $2.09 for Class R5, $3.34 for Class W and $2.84 for Class Y; the hypothetical expenses paid (before any voluntary expense limitations) would have been $3.28 for Class A, $6.59 for Class B, $6.59 for Class C, $1.87 for Class I, $2.12 for Class R5, $3.38 for Class W and $2.87 for Class Y. Additionally, the Investment Manager and its affiliates voluntarily waived or absorbed expenses of the Fund during the six months ended July 31, 2009, and may do so from time to time for the purpose of allowing the Fund to avoid a negative net yield or to increase the Fund's positive net yield. The Fund's yield would be negative if Fund expenses exceed Fund income. Any such expense limitation is voluntary and may be revised or terminated at any time without notice.


--------------------------------------------------------------------------------
                      RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JULY 31, 2009
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


U.S. GOVERNMENT AGENCIES (11.0%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

Federal Home Loan Bank Disc Nts
 08-10-09                            0.18%           $29,000,000          $28,998,550
 09-23-09                            0.18             11,900,000           11,896,759
 02-01-10                            0.51             74,000,000           73,810,888
 04-30-10                            0.71             55,000,000           54,993,851
Federal Home Loan Mtge Corp Disc Nts
 08-24-09                            0.17              9,000,000            8,999,023
 09-21-09                            0.70             20,000,000           19,980,167
 10-01-09                            0.18              2,700,000            2,699,177
 10-05-09                            0.21             45,300,000           45,282,415
 11-09-09                            0.23             24,000,000           23,984,667
 02-09-10                            0.82             46,000,000(b)        46,000,000
 08-10-10                            0.33             30,000,000(b)        30,000,000
Federal Natl Mtge Assn Disc Nts
 10-26-09                            0.77             40,000,000           39,926,422
-------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $386,571,919)                                                     $386,571,919
-------------------------------------------------------------------------------------



FDIC-INSURED DEBT (25.1%)(c)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

Bank of America FDIC Govt Guaranty
 08-14-09                            0.28%           $35,000,000          $34,996,208
Citigroup Funding FDIC Govt Guaranty
 08-03-09                            0.16             42,900,000           42,899,428
 08-05-09                            0.19             34,100,000           34,099,091
 08-06-09                            0.20             35,500,000           35,498,817
 08-10-09                            0.22             35,000,000           34,997,900
 08-11-09                            0.22             77,200,000           77,194,854
 08-12-09                            0.22             35,000,000           34,997,433
 08-13-09                            0.22             20,000,000           19,998,400
 08-14-09                            0.23             35,000,000           34,996,967
 08-17-09                            0.23             40,500,000           40,495,680
 08-18-09                            0.23             35,000,000           34,996,033
 08-20-09                            0.23             35,000,000           34,995,567
 08-21-09                            0.23             35,000,000           34,995,333
 08-24-09                            0.23             35,000,000           34,994,633
 08-25-09                            0.19             17,500,000           17,497,667
 08-26-09                            0.23             70,000,000           69,988,333
 08-27-09                            0.23             68,000,000           67,988,213
 08-28-09                            0.23             35,000,000           34,993,700
 09-01-09                            0.20             59,400,000           59,389,770
 09-02-09                            0.22             30,000,000           29,994,133
 09-03-09                            0.24             40,000,000           39,991,200
 09-04-09                            0.20             29,500,000           29,494,428
-------------------------------------------------------------------------------------
TOTAL FDIC-INSURED DEBT
(Cost: $879,493,788)                                                     $879,493,788
-------------------------------------------------------------------------------------



CERTIFICATES OF DEPOSIT (9.5%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

Bank of America
 10-23-09                            1.05%           $35,000,000          $35,000,000
Canadian Imperial Bank of Commerce NY
 08-31-09                            0.23             21,500,000           21,500,000
 08-31-09                            0.25             35,000,000           35,000,000
Chase Bank USA
 10-28-09                            0.25             35,000,000           35,000,000
Citibank
 08-13-09                            0.70             20,000,000           20,000,000
 09-02-09                            0.50             35,000,000           35,000,000
 09-08-09                            0.55             29,800,000           29,800,000
 09-22-09                            0.50             20,000,000           20,000,000
Lloyds TSB Bank
 08-10-09                            0.87             30,000,000           30,000,149
Rabobank Nederland
 08-14-09                            0.35             23,000,000           23,000,000
Royal Bank of Scotland
 12-01-09                            1.20             47,200,000(b)        47,200,000
-------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
(Cost: $331,500,149)                                                     $331,500,149
-------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

FLOATING RATE NOTES (11.8%)(b)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

AT&T
 02-05-10                            1.12%           $45,000,000          $45,007,205
Bank of America
 09-25-09                            0.48             35,000,000           34,876,423
 10-02-09                            0.81             35,000,000           34,948,042
General Electric Capital
 09-24-09                            0.34             10,000,000           10,000,000
 10-26-09                            0.53             10,000,000            9,992,276
 05-10-10                            1.03             10,000,000            9,870,045
HSBC USA
 08-14-09                            1.31             40,000,000           40,000,000
Lloyds Banking Group
 08-07-09                            1.29             65,000,000           65,002,553
New York Life Global Funding
 09-04-09                            0.75             50,000,000           50,000,000
US Bank
 08-19-09                            0.09             60,000,000           60,000,000
 09-10-09                            0.75             32,000,000           32,000,000
Wells Fargo & Co
 09-03-09                            0.36             20,000,000           20,000,000
-------------------------------------------------------------------------------------
TOTAL FLOATING RATE NOTES
(Cost: $411,696,544)                                                     $411,696,544
-------------------------------------------------------------------------------------



COMMERCIAL PAPER (39.5%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED (18.4%)
Amsterdam Funding
 08-20-09                            0.25%           $34,300,000(d)       $34,295,293
 10-14-09                            0.34             22,000,000(d)        21,984,624
Bryant Park Funding LLC
 08-21-09                            0.24             25,000,000(d)        24,996,528
 08-31-09                            0.24             40,600,000           40,591,881
 10-26-09                            0.30             25,000,000(d)        24,982,083
Enterprise Funding LLC
 08-10-09                            0.78             35,000,000(d)        34,992,563
FCAR Owner Trust Series I
 08-05-09                            0.89             23,400,000           23,397,140
 08-20-09                            1.11             25,000,000           24,984,826
 08-21-09                            1.11             40,000,000           39,974,445
 08-25-09                            1.12             24,000,000           23,981,600
Kitty Hawk Funding
 08-12-09                            0.27             33,513,000(e)        33,510,030
Old Line Funding LLC
 08-04-09                            0.30             35,000,000(d)        34,998,833
 08-17-09                            0.32             23,000,000(d)        22,996,524
Ranger Funding LLC
 08-10-09                            0.78             39,000,000(d)        38,991,713
 09-21-09                            0.50             35,000,000(d)        34,975,208
Salisbury Receivables LLC
 08-12-09                            0.28             40,000,000(d)        39,996,334
Sheffield Receivables
 08-06-09                            0.24             31,800,000(d)        31,798,763
Windmill Funding
 08-04-09                            0.22             40,000,000           39,999,034
 08-17-09                            0.38             27,000,000(d)        26,995,200
 08-18-09                            0.25             27,000,000(d)        26,996,685
 08-19-09                            0.36             20,000,000(d)        19,996,300
                                                                      ---------------
Total                                                                     645,435,607
-------------------------------------------------------------------------------------

BANKING (12.8%)
Bank of America
 08-25-09                            0.24             29,600,000           29,595,067
Bank of Montreal
 08-24-09                            0.25             35,000,000           34,994,186
Citigroup Funding
 08-04-09                            0.27             34,100,000           34,099,005
HSBC USA
 08-06-09                            0.20             32,800,000           32,798,907
 08-07-09                            0.21             35,000,000           34,998,600
 08-21-09                            0.21             33,500,000           33,495,906
JPMorgan Chase Funding
 08-13-09                            0.21             38,000,000(d)        37,997,213
 08-18-09                            0.21             25,000,000(d)        24,997,403
 09-08-09                            0.25             28,800,000(d)        28,792,400
Lloyds TSB Bank
 09-16-09                            0.93             14,000,000           13,983,184
 10-22-09                            0.43             28,000,000           27,972,576
Royal Bank of Scotland
 12-29-09                            0.90             30,000,000           29,888,750


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                      RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMERCIAL PAPER (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
BANKING (CONT.)
Royal Bank of Scotland Group
 08-20-09                            0.70%            $4,200,000(d)        $4,198,382
 09-01-09                            0.44             30,800,000           30,788,065
 11-20-09                            0.77             24,000,000(d)        23,943,390
Westpac Banking
 10-16-09                            0.28             24,800,000(d)        24,785,340
                                                                      ---------------
Total                                                                     447,328,374
-------------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (0.1%)
Caterpillar Financial Services
 01-15-10                            1.05              3,350,000            3,397,360
-------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (1.1%)
General Electric
 08-31-09                            0.25             38,000,000           37,992,083
-------------------------------------------------------------------------------------

ELECTRIC (2.1%)
FPL Fuels
 08-03-09                            0.15             23,300,000           23,299,707
 08-11-09                            0.20              6,900,000            6,899,578
 08-25-09                            0.24              8,000,000            7,998,667
 08-28-09                            0.22             35,000,000           34,993,963
                                                                      ---------------
Total                                                                      73,191,915
-------------------------------------------------------------------------------------

LIFE INSURANCE (3.2%)
MetLife Funding LLC
 08-17-09                            0.84              6,100,000(e)         6,097,628
 08-18-09                            0.68             34,000,000(e)        33,988,601
 09-14-09                            0.89             36,000,000           35,960,400
 09-15-09                            0.89             36,500,000           36,458,937
                                                                      ---------------
Total                                                                     112,505,566
-------------------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (1.8%)
General Electric Capital
 08-07-09                            0.20             35,000,000           34,998,659
 08-13-09                            0.22             25,000,000           24,998,083
 09-01-09                            1.51              2,500,000            2,505,564
                                                                      ---------------
Total                                                                      62,502,306
-------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Cost: $1,382,353,211)                                                 $1,382,353,211
-------------------------------------------------------------------------------------



BONDS (3.1%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ASSET-BACKED (3.0%)
AmeriCredit Automobile Receivables Trust
 Series 2009-1 Cl A1
 07-15-10                            0.95%           $50,000,000(e)       $50,000,000
Chrysler Financial Auto Securitization Trust
 Series 2009-A Cl A1
 07-15-10                            1.01             55,000,000(e)        55,000,000
                                                                      ---------------
Total                                                                     105,000,000
-------------------------------------------------------------------------------------

BANKING (0.1%)
Countrywide Home Loans
 09-15-09                            4.15              4,300,000            4,299,516
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $109,299,516)                                                     $109,299,516
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,500,915,127)(f)                                              $3,500,915,127
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on July 31, 2009. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c) This debt is guaranteed under the FDIC's Temporary Liquidity Guarantee Program (TLGP) and is backed by the full faith and credit of the United States.


--------------------------------------------------------------------------------
14  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the value of these securities amounted to $563,710,779 or 16.1% of net assets.

(e) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the value of these securities amounted to $178,596,259 or 5.1% of net assets.

(f) Also represents the cost of securities for federal income tax purposes at July 31, 2009.



--------------------------------------------------------------------------------
                      RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
16  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices, or the inability to find more than a single broker or dealer that provides a quote for the investment. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of July 31, 2009:

                                                    FAIR VALUE AT JULY 31, 2009
                               --------------------------------------------------------------------
                                    LEVEL 1            LEVEL 2
                                 QUOTED PRICES          OTHER           LEVEL 3
                                   IN ACTIVE         SIGNIFICANT      SIGNIFICANT
                                  MARKETS FOR        OBSERVABLE      UNOBSERVABLE
DESCRIPTION                    IDENTICAL ASSETS        INPUTS           INPUTS            TOTAL
---------------------------------------------------------------------------------------------------
Bonds
  Corporate Debt Securities           $--              $4,299,516         $--            $4,299,516
  Asset-Backed Securities              --             105,000,000          --           105,000,000
---------------------------------------------------------------------------------------------------
Total Bonds                            --             109,299,516          --           109,299,516
---------------------------------------------------------------------------------------------------
Other
  U.S. Government Agencies             --             386,571,919          --           386,571,919
  FDIC-Insured Debt                    --             879,493,788          --           879,493,788
  Certificates of Deposit              --             331,500,149          --           331,500,149
  Floating Rate Notes                  --             411,696,544          --           411,696,544
  Commercial Paper                     --           1,382,353,211          --         1,382,353,211
---------------------------------------------------------------------------------------------------
Total Other                            --           3,391,615,611          --         3,391,615,611
---------------------------------------------------------------------------------------------------
Total                                 $--          $3,500,915,127         $--        $3,500,915,127
---------------------------------------------------------------------------------------------------





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                      RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT  17

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JULY 31, 2009


ASSETS
Investments in securities, at value (identified cost
  $3,500,915,127)                                                  $3,500,915,127
Cash                                                                    1,143,491
Capital shares receivable                                              34,195,403
Accrued interest receivable                                             1,339,080
Prepaid expenses                                                          439,554
---------------------------------------------------------------------------------
Total assets                                                        3,538,032,655
---------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                          64,072
Capital shares payable                                                 38,139,525
Accrued investment management services fees                                28,376
Accrued distribution fees                                                  11,171
Accrued transfer agency fees                                               22,826
Accrued administrative services fees                                        4,875
Accrued plan administration services fees                                     128
Other accrued expenses                                                    471,759
---------------------------------------------------------------------------------
Total liabilities                                                      38,742,732
---------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $3,499,289,923
---------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $   35,151,481
Additional paid-in capital                                          3,479,919,950
Undistributed net investment income                                       111,664
Accumulated net realized gain (loss)                                  (15,893,172)
---------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $3,499,289,923
---------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                                NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $3,278,885,669        3,293,890,320                       $1.00
Class B                     $   76,369,716           76,708,061                       $1.00
Class C                     $    7,073,282            7,106,706                       $1.00
Class I                     $   74,516,509           74,791,575                       $1.00
Class R5                    $        4,979                5,000                       $1.00
Class W                     $   31,351,087           31,471,737                       $1.00
Class Y                     $   31,088,681           31,174,679                       $1.00
-------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
18  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
YEAR ENDED JULY 31, 2009


INVESTMENT INCOME
Income:
Interest                                                           $ 64,211,104
-------------------------------------------------------------------------------
Expenses:
Investment management services fees                                  12,658,313
Distribution fees
  Class A                                                             4,078,135
  Class B                                                               863,598
  Class C                                                                77,611
  Class W                                                                50,965
Transfer agency fees
  Class A                                                             8,411,811
  Class B                                                               250,293
  Class C                                                                21,820
  Class R5                                                                    3
  Class W                                                               101,931
  Class Y                                                                16,972
Administrative services fees                                          2,132,989
Plan administration services fees -- Class Y                             50,916
Compensation of board members                                           138,479
Custodian fees                                                          221,955
Printing and postage                                                    551,400
Registration fees                                                       216,150
Professional fees                                                       119,690
Temporary Guarantee Program participation fees (Note 3)               2,524,599
Other                                                                    83,699
-------------------------------------------------------------------------------
Total expenses                                                       32,571,329
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                       (5,627,540)
  Earnings and bank fee credits on cash balances                        (96,895)
-------------------------------------------------------------------------------
Total net expenses                                                   26,846,894
-------------------------------------------------------------------------------
Investment income (loss) -- net                                      37,364,210
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions                   (42,553,881)
Net change in unrealized appreciation (depreciation) on
  investments                                                              (550)
Increase from payments by affiliate (Note 6)                         34,873,834
-------------------------------------------------------------------------------
Net gain (loss) on investments                                       (7,680,597)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $ 29,683,613
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                      RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT  19

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


YEAR ENDED JULY 31,                                                           2009             2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                    $    37,364,210  $   184,140,829
Net realized gain (loss) on security transactions                      (42,553,881)      (8,094,906)
Net change in unrealized appreciation (depreciation) on
  investments                                                                 (550)             550
Increase from payments by affiliate (Note 6)                            34,873,834
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         29,683,613      176,046,473
---------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                            (35,074,238)    (171,368,411)
    Class B                                                               (469,907)      (2,575,404)
    Class C                                                                (46,043)        (158,354)
    Class I                                                             (1,095,158)      (2,309,724)
    Class R5                                                                   (46)            (184)
    Class W                                                               (399,209)      (6,219,639)
    Class Y                                                               (279,536)      (1,519,813)
---------------------------------------------------------------------------------------------------
Total distributions                                                    (37,364,137)    (184,151,529)
---------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
20  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


YEAR ENDED JULY 31,                                                           2009             2008
CAPITAL SHARE TRANSACTIONS AT CONSTANT $1 NET ASSET VALUE
Proceeds from sales
  Class A shares                                                   $ 4,060,422,792  $ 6,237,216,458
  Class B shares                                                       132,141,549      149,043,654
  Class C shares                                                        13,845,551       11,406,548
  Class I shares                                                        92,650,726       69,619,538
  Class W shares                                                        34,348,768      262,346,697
  Class Y shares                                                        19,910,482       31,789,940
Reinvestment of distributions at net asset value
  Class A shares                                                        34,653,112      169,223,091
  Class B shares                                                           455,312        2,478,948
  Class C shares                                                            42,981          147,067
  Class I shares                                                         1,110,254        2,334,442
  Class W shares                                                           405,151        6,299,678
  Class Y shares                                                           285,269        1,548,457
Conversions from Class B to Class A
  Class A shares                                                        19,717,666       23,894,602
  Class B shares                                                       (19,717,666)     (23,894,602)
Payments for redemptions
  Class A shares                                                    (5,556,965,449)  (6,356,977,383)
  Class B shares                                                      (122,217,607)    (117,230,579)
  Class C shares                                                       (14,491,311)      (7,446,382)
  Class I shares                                                      (105,542,388)     (34,549,208)
  Class W shares                                                       (41,589,278)    (350,166,325)
  Class Y shares                                                       (22,320,304)     (43,531,805)
---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions   (1,472,854,390)      33,552,836
---------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                             (1,480,534,914)      25,447,780
Net assets at beginning of year                                      4,979,824,837    4,954,377,057
---------------------------------------------------------------------------------------------------
Net assets at end of year                                          $ 3,499,289,923  $ 4,979,824,837
---------------------------------------------------------------------------------------------------
Undistributed (excess of distributions over) net investment
  income                                                           $       111,664  $           (73)
---------------------------------------------------------------------------------------------------



Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                      RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT  21

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A
PER SHARE INCOME AND CAPITAL CHANGES(a)


FISCAL PERIOD ENDED JULY 31,                        2009        2008        2007        2006        2005
Net asset value, beginning of period                $1.00       $1.00       $1.00       $1.00       $1.00
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .008(b)      .03(b)      .05(b)      .04         .02
Net gains (losses) (both realized and
 unrealized)                                        (.007)         --          --          --          --
Increase from payments by affiliate                  .007          --          --          --          --
---------------------------------------------------------------------------------------------------------
Total from investment operations                     .008         .03         .05         .04         .02
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.008)       (.03)       (.05)       (.04)       (.02)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $1.00       $1.00       $1.00       $1.00       $1.00
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $3,279      $4,728      $4,662      $3,692      $3,054
---------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c)                             .73%        .65%        .70%        .83%        .80%
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)                         .61%        .65%        .70%        .75%        .80%
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                         .86%       3.45%       4.65%       3.75%       1.58%
---------------------------------------------------------------------------------------------------------
Total return                                         .79%(f)    3.52%       4.80%       3.82%(g)    1.63%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
22  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

CLASS B
PER SHARE INCOME AND CAPITAL CHANGES(a)


FISCAL PERIOD ENDED JULY 31,                        2009       2008       2007       2006       2005
Net asset value, beginning of period               $1.00      $1.00      $1.00      $1.00      $1.00
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        .005(b)     .03(b)     .04(b)     .03        .01
Net gains (losses) (both realized and
 unrealized)                                       (.007)        --         --         --         --
Increase from payments by affiliate                 .007         --         --         --         --
----------------------------------------------------------------------------------------------------
Total from investment operations                    .005        .03        .04        .03        .01
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income               (.005)      (.03)      (.04)      (.03)      (.01)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                     $1.00      $1.00      $1.00      $1.00      $1.00
----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $76        $86        $76       $103       $129
----------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c)                           1.39%      1.30%      1.36%      1.49%      1.45%
----------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)                        .93%      1.30%      1.36%      1.40%      1.44%
----------------------------------------------------------------------------------------------------
Net investment income (loss)                        .41%      2.70%      3.98%      3.05%       .91%
----------------------------------------------------------------------------------------------------
Total return(h)                                     .45%(f)   2.84%      4.11%      3.14%(g)    .98%
----------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                      RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT  23

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS C
PER SHARE INCOME AND CAPITAL CHANGES(a)


FISCAL PERIOD ENDED JULY 31,                        2009       2008       2007       2006       2005
Net asset value, beginning of period               $1.00      $1.00      $1.00      $1.00      $1.00
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        .005(b)     .03(b)     .04(b)     .03        .01
Net gains (losses) (both realized and
 unrealized)                                       (.007)        --         --         --         --
Increase from payments by affiliate                 .007         --         --         --         --
----------------------------------------------------------------------------------------------------
Total from investment operations                    .005        .03        .04        .03        .01
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income               (.005)      (.03)      (.04)      (.03)      (.01)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                     $1.00      $1.00      $1.00      $1.00      $1.00
----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $7         $8         $4         $3         $2
----------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c)                           1.39%      1.30%      1.36%      1.49%      1.45%
----------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)                        .96%      1.30%      1.36%      1.41%      1.44%
----------------------------------------------------------------------------------------------------
Net investment income (loss)                        .44%      2.60%      4.00%      3.05%       .91%
----------------------------------------------------------------------------------------------------
Total return(h)                                     .46%(f)   2.85%      4.12%      3.14%(g)    .98%
----------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
24  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

CLASS I
PER SHARE INCOME AND CAPITAL CHANGES(a)


FISCAL PERIOD ENDED JULY 31,                        2009       2008       2007       2006       2005
Net asset value, beginning of period               $1.00      $1.00      $1.00      $1.00      $1.00
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        .010(b)     .04(b)     .05(b)     .04        .02
Net gains (losses) (both realized and
 unrealized)                                       (.007)        --         --         --         --
Increase from payments by affiliate                 .007         --         --         --         --
----------------------------------------------------------------------------------------------------
Total from investment operations                    .010        .04        .05        .04        .02
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income               (.010)      (.04)      (.05)      (.04)      (.02)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                     $1.00      $1.00      $1.00      $1.00      $1.00
----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $75        $87        $49        $63        $12
----------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c)                            .43%       .37%       .38%       .42%       .39%
----------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)                        .43%       .37%       .38%       .42%       .39%
----------------------------------------------------------------------------------------------------
Net investment income (loss)                       1.02%      3.55%      4.97%      4.42%      2.21%
----------------------------------------------------------------------------------------------------
Total return                                        .96%(f)   3.81%      5.14%      4.16%(g)   2.04%
----------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                      RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT  25

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R5
PER SHARE INCOME AND CAPITAL CHANGES(a)


FISCAL PERIOD ENDED JULY 31,                        2009       2008      2007(i)
Net asset value, beginning of period               $1.00      $1.00       $1.00
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                     .009        .04         .03
Net gains (losses) (both realized and
 unrealized)                                       (.007)        --          --
Increase from payments by affiliate                 .007         --          --
--------------------------------------------------------------------------------
Total from investment operations                    .009        .04         .03
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income               (.009)      (.04)       (.03)
--------------------------------------------------------------------------------
Net asset value, end of period                     $1.00      $1.00       $1.00
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $--        $--         $--
--------------------------------------------------------------------------------
Gross expenses prior to expense waiver/
 reimbursement(c)                                   .51%       .41%        .44%(j)
--------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)                        .49%       .41%        .44%(j)
--------------------------------------------------------------------------------
Net investment income (loss)                        .90%      3.68%       4.90%(j)
--------------------------------------------------------------------------------
Total return                                        .91%(f)   3.75%       3.20%(k)
--------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
26  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

CLASS W
PER SHARE INCOME AND CAPITAL CHANGES(a)


FISCAL PERIOD ENDED JULY 31,                        2009       2008      2007(l)
Net asset value, beginning of period               $1.00      $1.00       $1.00
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                     .008        .04         .03
Net gains (losses) (both realized and
 unrealized)                                       (.007)        --          --
Increase from payments by affiliate                 .007         --          --
--------------------------------------------------------------------------------
Total from investment operations                    .008        .04         .03
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income               (.008)      (.04)       (.03)
--------------------------------------------------------------------------------
Net asset value, end of period                     $1.00      $1.00       $1.00
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $31        $38        $120
--------------------------------------------------------------------------------
Gross expenses prior to expense waiver/
 reimbursement(c)                                   .73%       .67%        .65%(j)
--------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)                        .64%       .67%        .65%(j)
--------------------------------------------------------------------------------
Net investment income (loss)                        .78%      4.05%       4.46%(j)
--------------------------------------------------------------------------------
Total return                                        .76%(f)   3.49%       3.13%(k)
--------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                      RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT  27

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS Y
PER SHARE INCOME AND CAPITAL CHANGES(a)


FISCAL PERIOD ENDED JULY 31,                        2009       2008       2007       2006       2005
Net asset value, beginning of period               $1.00      $1.00      $1.00      $1.00      $1.00
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        .008(b)     .04(b)     .05(b)     .04        .02
Net gains (losses) (both realized and
 unrealized)                                       (.007)        --         --         --         --
Increase from payments by affiliate                 .007         --         --         --         --
----------------------------------------------------------------------------------------------------
Total from investment operations                    .008        .04        .05        .04        .02
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income               (.008)      (.04)      (.05)      (.04)      (.02)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                     $1.00      $1.00      $1.00      $1.00      $1.00
----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $31        $33        $44        $84       $140
----------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c)                            .63%       .57%       .59%       .68%       .66%
----------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)                        .58%       .57%       .59%       .62%       .66%
----------------------------------------------------------------------------------------------------
Net investment income (loss)                        .82%      3.73%      4.75%      3.78%      1.55%
----------------------------------------------------------------------------------------------------
Total return                                        .81%(f)   3.60%      4.92%      3.95%(g)   1.76%
----------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
28  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses, excluding expenses related to the Fund's participation in the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds.
(e) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2009 were less than 0.01% of average net assets. For the year ended July 31, 2008 the ratio of net expenses after reduction for earnings and bank fee credits was 0.63% for Class A, 1.29% for Class B, 1.29%, Class C, 0.36% for Class I, 0.41% for Class R5, 0.65% for Class W and 0.55% for Class Y.
(f) During the year ended July 31, 2009, the Fund received payments by an affiliate (see Note 6 to the Financial Statements). Had the Fund not received these payments, the total return would have been lower by 0.74% for Class A and 0.71% for Class B, Class C, Class I, Class R5, Class W and Class Y.
(g) During the year ended July 31, 2006, the Fund received a one time payment by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. Had the Fund not received this payment, the total return would have been lower by 0.06%.
(h) Total return does not reflect payment of a sales charge.
(i) For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(j) Adjusted to an annual basis.
(k) Not annualized.
(l) For the period from Dec. 1, 2006 (inception date) to July 31, 2007.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                      RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. ORGANIZATION

RiverSource Cash Management Fund (the Fund) is a series of RiverSource Money Market Series, Inc. and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. RiverSource Money Market Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Fund's Board of Directors (the Board). The Fund invests primarily in money market instruments.

The Fund offers Class A, Class B, Class C, Class I, Class R5, Class W and Class Y shares.

-  Class A shares have no sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R5 and Class Y shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

- Class W shares are offered without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At July 31, 2009, RiverSource Investments, LLC (the Investment Manager) and affiliated funds-of-funds in the RiverSource Family of Funds owned 100% of Class I shares, and the Investment Manager owned 100% of Class R5 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.


--------------------------------------------------------------------------------
30  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is recognized daily.


--------------------------------------------------------------------------------
                      RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

3. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.33% to 0.15% as the Fund's net assets increase. The management fee for the year ended July 31, 2009 was 0.29% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The fee for year ended July 31, 2009 was 0.05% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended July 31, 2009, other expenses paid to this company were $32,242.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $22.00 for Class A, $23.00 for Class B and $22.50 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R5 and Class Y shares and an annual asset-based fee at a

--------------------------------------------------------------------------------
32  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


rate of 0.20% of the Fund's average daily net assets attributable to Class W shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.15% of the Fund's average daily net assets attributable to Class Y shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.10% of the Fund's average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 0.85% and 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares, respectively. At July 31, 2009, the Fund paid an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $7,863,000 and $89,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of April 30, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
CDSCs received by the Distributor for distributing Fund shares were $356,908 for Class B and $10,835 for Class C for the year ended July 31, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the year ended July 31, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses were as follows:

Class A.............................................  0.61%
Class B.............................................  0.93
Class C.............................................  0.96
Class R5............................................  0.49
Class W.............................................  0.64
Class Y.............................................  0.58




--------------------------------------------------------------------------------
                      RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

The waived/reimbursed fees and expenses for the transfer agency fees and other fees at the class level were as follows:

Class A.........................................  $4,989,753
Class B.........................................     532,848
Class C.........................................      44,231
Class R5........................................           1
Class W.........................................      43,623
Class Y.........................................      17,084


Under an agreement which was effective until July 31, 2009, the Investment Manager and its affiliates contractually agreed to waive certain fees and expenses such that net expenses, would not exceed the following percentage of the class' average daily net assets:

Class A.............................................  0.66%
Class B.............................................  1.32
Class C.............................................  1.31
Class I.............................................  0.43
Class R5............................................  0.48
Class W.............................................  0.73
Class Y.............................................  0.63


Effective Aug. 1, 2009, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Sept. 30, 2010, unless sooner terminated at the discretion of the Board, such that net expenses will not exceed the following percentage of the class' average daily net assets:

Class A.............................................  0.65%
Class B.............................................  1.31
Class C.............................................  1.31
Class I.............................................  0.37
Class R5............................................  0.42
Class W.............................................  0.67
Class Y.............................................  0.57


In addition, from time to time, the Investment Manager and its affiliates may waive or absorb expenses of the Fund for the purpose of allowing the Fund to avoid a negative net yield or to increase the Fund's positive net yield. The Fund's yield would be negative if Fund expenses exceed Fund income. Any such expense limitation is voluntary and may be revised or terminated at any time without notice.

EARNINGS AND BANK FEE CREDITS
During the year ended July 31, 2009, the Fund's custodian and transfer agency fees were reduced by $96,895 as a result of earnings and bank fee credits from

--------------------------------------------------------------------------------
34  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


overnight cash balances. Effective Dec. 15, 2008, the Fund pays custodian fees to JPMorgan Chase Bank, N.A. For the period from Aug. 1, 2008 to Dec. 15, 2008 the Fund paid custodian fees amounting to $135,836 to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

TEMPORARY MONEY MARKET FUND GUARANTY PROGRAM
On Oct. 6, 2008, the Fund applied to participate in the initial term of the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds (the Program), through Dec. 18, 2008 (the Initial Term), after obtaining the approval of the Board, including a majority of the independent directors. On Dec. 2, 2008, the Board approved the Fund's participation in an extension of the Program through April 30, 2009 (the First Extended Term). On April 8, 2009, the Board approved the Fund's participation in an extension of the Program through Sept. 18, 2009 (the Second Extended Term). The Fund filed the extension notice with the U.S. Department of Treasury on April 13, 2009 to participate in the Second Extended Term of the Program.

The Program covers shareholders of each participating money market fund for amounts they held in such funds as of the close of business on Sept. 19, 2008. Any increase in the number of shares of that fund held by a shareholder after the close of business on Sept. 19, 2008 will not be guaranteed. Any purchase of shares of a participating money market fund after the close of business on Sept. 19, 2008 will not be guaranteed. If shares of a participating fund held by a shareholder as of the close of business on Sept. 19, 2008 are sold before the guarantee is called upon, then the guarantee will only cover the lesser of (i) the number of fund shares held by the shareholder as of the close of business on Sept. 19, 2008, or (ii) the number of fund shares held by the shareholder on the date the guarantee is called upon. A participating fund shareholder who sells all of his or her shares after Sept. 19, 2008 (and before the guarantee is called upon) will no longer be covered by the guarantee, even if the shareholder subsequently reinvests in the Fund or in another fund that is participating in the Program.

Under the terms of the Program, the guarantee is called upon with respect to the Fund if the Board of the Fund makes a determination to liquidate the Fund. For shares covered by the guarantee, any difference between the amount a shareholder received in connection with the liquidation and $1.00 per share (a guarantee payment) will be covered by the U.S. Department of Treasury under the Program, subject to the overall amount available to all funds participating in the Program. Guarantee payments under the Program will not exceed the amount available in the Program (at inception of the Program, approximately $50 billion was available to support guarantee payments).


--------------------------------------------------------------------------------
                      RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

During the year ended July 31, 2009, the Fund paid upfront fees to the U.S. Department of Treasury to participate in the Program. For the initial three-month term of the Program that expired on Dec. 18, 2008, the fee incurred by the Fund was 0.015% of its net asset value as of the close of business Sept. 19, 2008. The fee to participate in the First Extended Term of the Program through April 30, 2009 required an additional payment in the amount of 0.022% of its net asset value as of Sept. 19, 2008. The fee to participate in the Second Extended Term required an additional payment in the amount of 0.023% of its net asset value as of Sept. 19, 2008. The fees are being amortized over the period of the participation in the Program and are shown on the Fund's Statement of Operations. The cost to participate will be borne by the Fund without regard to any expense limitation currently in effect, if any. However, to the extent the Investment Manager voluntarily limits the expenses of the Fund for the purpose of supporting its yield, the cost to participate in the Second Extended Term may be absorbed by the Investment Manager. The Program expired on the close of business on Sept. 18, 2009.

4. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 16, 2008, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the year ended July 31, 2009.

Under the prior credit facility which was effective until Oct. 15, 2008, the Fund had entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A., whereby the Fund was permitted to borrow for the

--------------------------------------------------------------------------------
36  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permitted collective borrowings up to $500 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matured no later than 60 days after the date of borrowing. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

5. INVESTMENTS IN STRUCTURED INVESTMENT VEHICLES

In 2007 and 2008, structured investment vehicles (SIVs) generally experienced a significant decrease in liquidity as a result of the reduction in demand for asset-backed commercial paper as well as the lack of liquidity and overall volatility in the markets for the collateral underlying these investment structures. On April 29, 2009, the Fund disposed of its remaining $41.7 million position in WhistleJacket Capital LLC (WJC) and the Fund held no other SIV positions as of July 31, 2009.

WJC breached a financial covenant on Feb. 11, 2008 relating to the market value of its underlying collateral, resulting in the occurrence of an "enforcement event." This resulted in the appointment of receivers on Feb. 12, 2008. On Feb. 15, 2008, the receivers declared WJC to be insolvent. The Fund's positions in WJC went into default as of their respective maturity dates, Feb. 25, 2008 ($35 million) and March 20, 2008 ($40 million). The Fund received a partial payment totaling $17.3 million from WJC on Oct. 27, 2008 reducing the remaining total outstanding principal amount for WJC on that date to $57.7 million. Ameriprise Financial purchased $16 million of WJC from the Fund between March 6, 2009 and April 21, 2009 for cash at a price equal to amortized cost plus accrued interest in accordance with Rule 17a-9 of the 1940 Act. The Fund recorded $3.5 million as payments by an affiliate, which is equal to the aggregate difference between the fair value of WJC and the cash received from Ameriprise Financial on each purchase date. On April 29, 2009, the Fund chose the cash payout option in the restructuring of WJC and received cash proceeds totaling $33.4 million on its remaining $41.7 million principal in WJC. The Fund recognized a loss of $8.3 million on the transaction. The loss recognized on April 29, 2009 was not material to the Fund's $1.00 net asset value per share.

Pursuant to the Fund's pricing procedures, securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Rule 2a-7 also requires periodic monitoring (Shadow Pricing) of the

--------------------------------------------------------------------------------
                      RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


deviation between the net asset value per share of the Fund using the amortized cost method and the net asset value per share determined based on fair value to ensure that the amortized cost method continues to provide an appropriate net asset value per share for the Fund in accordance with Rule 2a-7.

For the year ended July 31, 2009, all investments held by the Fund, including WJC, were valued at amortized cost in compliance with Rule 2a-7 procedures. In addition, for the same time period the deviations resulting from the Shadow Pricing procedures were not material to the Fund's $1.00 net asset value per share.

6. PAYMENTS BY AFFILIATE

On Sept. 15, 2008, Lehman Brothers Holdings Inc. (Lehman Brothers) filed a Chapter 11 bankruptcy petition. At that time, the Fund owned $40 million in medium term commercial paper issued by Lehman Brothers (the Lehman Notes). The value of the Lehman Notes declined following Lehman Brothers filing of its bankruptcy petition. From Sept. 16, 2008 through Sept. 30, 2008, Ameriprise Financial purchased the total $40 million par of the Lehman Notes from the Fund for cash at a price equal to amortized cost plus accrued interest in accordance with Rule 17a-9 of the 1940 Act. The Fund recorded $30.3 million as a payment by affiliate, which is equal to the aggregate difference between the fair value of the Lehman Notes at each purchase date and the cash received from Ameriprise Financial.

As discussed in Note 5, Ameriprise Financial purchased a position of the Fund's SIV holding of WJC from the Fund. The Fund recorded $3.5 million as a payment by affiliate, which is equal to the aggregate difference between the fair value of WJC at each purchase date and the cash received from Ameriprise Financial.

From June 8, 2009 through July 31, 2009, due to realized losses of the Fund, Ameriprise Financial has paid approximately $1.0 million to the Fund to provide support to the Fund's $1.00 net asset value per share. These amounts are recorded as increase from payments by affiliate on the Statement of Operations. Subsequent to July 31, 2009 and through September 21, 2009 (date of issuance of the Fund's financial statements), additional support payments have been made by Ameriprise Financial amounting to approximately $8.2 million.

7. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of post-October losses. The character of distributions made during the year from net investment income

--------------------------------------------------------------------------------
38  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

In the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $111,664 and accumulated net realized loss has been increased by $111,664.

The tax character of distributions paid for the years indicated is as follows:

                                           YEAR ENDED JULY 31,
                                   2009                          2008
                        --------------------------   ---------------------------
                          ORDINARY      LONG-TERM      ORDINARY       LONG-TERM
                           INCOME     CAPITAL GAIN      INCOME      CAPITAL GAIN
--------------------------------------------------------------------------------
Class A                 $35,074,238        $--       $171,359,521      $8,890
Class B                     469,907         --          2,575,248         156
Class C                      46,043         --            158,345           9
Class I                   1,095,158         --          2,309,617         107
Class R5                         46         --                184          --
Class W                     399,209         --          6,219,128         511
Class Y                     279,536         --          1,519,718          95


At July 31, 2009, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income..................  $    240,613
Undistributed accumulated long-term gain.......  $         --
Accumulated realized loss......................  $(15,893,171)
Unrealized appreciation (depreciation).........  $    (64,878)


For federal income tax purposes, the Fund had a capital loss carry-over of $7,363,623 at July 31, 2009, that if not offset by capital gains will expire as follows:

 2016        2017
$6,554    $7,357,069


Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2008 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At July 31, 2009, the Fund had a post-October loss of $8,529,548 that is treated for income tax purposes as occurring on Aug. 1, 2009.


--------------------------------------------------------------------------------
                      RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

8. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through Sept. 21, 2009, the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements, other than the expiration of the Temporary Money Market Fund Guaranty Program discussed in Note 3, the payments by affiliate discussed in
Note 6, and the offering of Class R2 shares as noted below.

Effective Aug. 3, 2009, the Fund offers Class R2 shares.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v.

--------------------------------------------------------------------------------
40  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other

--------------------------------------------------------------------------------
                      RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
42  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
RIVERSOURCE CASH MANAGEMENT FUND:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of RiverSource Cash Management Fund (the Fund) (of the RiverSource Money Market Series, Inc.) as of July 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the periods presented through July 31, 2006, were audited by other auditors whose report dated September 20, 2006, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.


--------------------------------------------------------------------------------
                      RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT  43

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued) ------------

In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of RiverSource Cash Management Fund of the RiverSource Money Market Series, Inc. at July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
September 21, 2009


--------------------------------------------------------------------------------
44  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT

FEDERAL INCOME TAX INFORMATION -------------------------------------------------
(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

Fiscal year ended July 31, 2009

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Qualified Dividend Income for individuals....................      0.00%
    Dividends Received Deduction for corporations................      0.00%
    U.S. Government Obligations..................................      9.35%


The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.


--------------------------------------------------------------------------------
                      RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT  45

BOARD MEMBERS AND OFFICERS -----------------------------------------------------

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of the Fund's Board members. The RiverSource Family of Funds that each Board member oversees consists of 132 funds, which includes 100 RiverSource funds and 32 Seligman funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board.

INDEPENDENT BOARD MEMBERS

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz             Board member since    Chief Justice, Minnesota Supreme Court, 1998-2006;       None
901 S. Marquette Ave.      2006                  Attorney
Minneapolis, MN 55402
Age 55
------------------------------------------------------------------------------------------------------------------------------

Arne H. Carlson            Board member since    Chair, RiverSource Family of Funds, 1999-2006; former    None
901 S. Marquette Ave.      1999                  Governor of Minnesota
Minneapolis, MN 55402
Age 75
------------------------------------------------------------------------------------------------------------------------------

Pamela G. Carlton          Board member since    President, Springboard -- Partners in Cross Cultural     None
901 S. Marquette Ave.      2007                  Leadership (consulting company)
Minneapolis, MN 55402
Age 54
------------------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn          Board member since    Trustee Professor of Economics and Management, Bentley   None
901 S. Marquette Ave.      2004                  College; former Dean, McCallum Graduate School of
Minneapolis, MN 55402                            Business, Bentley University
Age 58
------------------------------------------------------------------------------------------------------------------------------

Anne P. Jones              Board member since    Attorney and Consultant                                  None
901 S. Marquette Ave.      1985
Minneapolis, MN 55402
Age 74
------------------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind, CFA       Board member since    Former Managing Director, Shikiar Asset Management       American Progressive
901 S. Marquette Ave.      2005                                                                           Insurance
Minneapolis, MN 55402
Age 73
------------------------------------------------------------------------------------------------------------------------------

Stephen R. Lewis, Jr.      Chair of the Board    President Emeritus and Professor of Economics, Carleton  Valmont Industries,
901 S. Marquette Ave.      since 2007,           College                                                  Inc. (manufactures
Minneapolis, MN 55402      Board member since                                                             irrigation systems)
Age 70                     2002
------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
46  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
John F. Maher              Board member since    Retired President and Chief Executive Officer and        None
901 S. Marquette Ave.      2008                  former Director, Great Western Financial Corporation
Minneapolis, MN 55402                            (financial services), 1986-1997
Age 66
------------------------------------------------------------------------------------------------------------------------------

Catherine James Paglia     Board member since    Director, Enterprise Asset Management, Inc. (private     None
901 S. Marquette Ave.      2004                  real estate and asset management company)
Minneapolis, MN 55402
Age 57
------------------------------------------------------------------------------------------------------------------------------

Leroy C. Richie            Board member since    Counsel, Lewis & Munday, P.C. since 1987; Vice           Digital Ally, Inc.
901 S. Marquette Ave.      2008                  President and General Counsel, Automotive Legal          (digital imaging);
Minneapolis, MN 55402                            Affairs, Chrysler Corporation, 1990-1997                 Infinity, Inc. (oil
Age 68                                                                                                    and gas exploration
                                                                                                          and production); OGE
                                                                                                          Energy Corp. (energy
                                                                                                          and energy services)
------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby       Board member since    Chief Executive Officer and Director, RiboNovix, Inc.    Idera
901 S. Marquette Ave.      2002                  since 2003 (biotechnology); former President, Forester   Pharmaceuticals,
Minneapolis, MN 55402                            Biotech                                                  Inc.
Age 65                                                                                                    (biotechnology);
                                                                                                          Healthways, Inc.
                                                                                                          (health management
                                                                                                          programs)
------------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                      RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT  47

BOARD MEMBERS AND OFFICERS (continued) -----------------------------------------

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*


NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
William F. Truscott        Board member since    President -- U.S. Asset Management and Chief Investment  None
53600 Ameriprise           2001,                 Officer, Ameriprise Financial, Inc. since 2005;
Financial Center           Vice President since  President, Chairman of the Board and Chief Investment
Minneapolis, MN 55474      2002                  Officer, RiverSource Investments, LLC since 2001;
Age 49                                           Director, President and Chief Executive Officer,
                                                 Ameriprise Certificate Company since 2006; Chairman of
                                                 the Board and Chief Executive Officer, RiverSource
                                                 Distributors, Inc. since 2006 and of RiverSource Fund
                                                 Distributors, Inc. since 2008; Senior Vice
                                                 President -- Chief Investment Officer, Ameriprise
                                                 Financial, Inc., 2001-2005
------------------------------------------------------------------------------------------------------------------------------


* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments or Ameriprise Financial.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; or visiting riversource.com/funds.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS


NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Patrick T. Bannigan        President since 2006  Director and Senior Vice President -- Asset Management,
172 Ameriprise Financial                         Products and Marketing, RiverSource Investments, LLC
Center                                           and Director and Vice President -- Asset Management,
Minneapolis, MN 55474                            Products and Marketing, RiverSource Distributors, Inc.
Age 43                                           since 2006 and of RiverSource Fund Distributors, Inc.
                                                 since 2008; Managing Director and Global Head of
                                                 Product, Morgan Stanley Investment Management, 2004-
                                                 2006; President, Touchstone Investments, 2002-2004
--------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
48  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Michelle M. Keeley         Vice President since  Executive Vice President -- Equity and Fixed Income,
172 Ameriprise Financial   2004                  Ameriprise Financial, Inc. and RiverSource Investments,
Center                                           LLC since 2006; Vice President -- Investments,
Minneapolis, MN 55474                            Ameriprise Certificate Company since 2003; Senior Vice
Age 45                                           President -- Fixed Income, Ameriprise Financial, Inc.,
                                                 2002-2006 and RiverSource Investments, LLC, 2004-2006
--------------------------------------------------------------------------------------------------------

Amy K. Johnson             Vice President since  Chief Administrative Officer, RiverSource Investments,
5228 Ameriprise Financial  2006                  LLC since 2009; Vice President -- Asset Management and
Center Minneapolis, MN                           Trust Company Services, RiverSource Investments, LLC,
55474                                            2006-2009; Vice President -- Operations and Compliance,
Age 43                                           RiverSource Investments, LLC, 2004-2006; Director of
                                                 Product Development -- Mutual Funds, Ameriprise
                                                 Financial, Inc., 2001-2004
--------------------------------------------------------------------------------------------------------

Jeffrey P. Fox             Treasurer since 2002  Vice President -- Investment Accounting, Ameriprise
105 Ameriprise Financial                         Financial, Inc. since 2002; Chief Financial Officer,
Center                                           RiverSource Distributors, Inc. since 2006 and of
Minneapolis, MN 55474                            RiverSource Fund Distributors, Inc. since 2008
Age 54
--------------------------------------------------------------------------------------------------------

Scott R. Plummer           Vice President,       Vice President and Chief Counsel -- Asset Management,
5228 Ameriprise Financial  General Counsel and   Ameriprise Financial, Inc. since 2005; Chief Counsel,
Center                     Secretary since 2006  RiverSource Distributors, Inc. and Chief Legal Officer
Minneapolis, MN 55474                            and Assistant Secretary, RiverSource Investments, LLC
Age 50                                           since 2006; Chief Counsel, RiverSource Fund
                                                 Distributors, Inc. since 2008; Vice President, General
                                                 Counsel and Secretary, Ameriprise Certificate Company
                                                 since 2005; Vice President -- Asset Management
                                                 Compliance, Ameriprise Financial, Inc., 2004-2005;
                                                 Senior Vice President and Chief Compliance Officer,
                                                 USBancorp Asset Management, 2002-2004
--------------------------------------------------------------------------------------------------------

Eleanor T.M. Hoagland      Chief Compliance      Chief Compliance Officer, RiverSource Investments, LLC,
100 Park Avenue            Officer since 2009    Kenwood Capital Management LLC, Ameriprise Certificate
New York, NY 10010                               Company, RiverSource Service Corporation and Seligman
Age 58                                           Data Corp. since 2009; Chief Compliance Officer for
                                                 each of the Seligman funds since 2004 and all funds in
                                                 the RiverSource Family of Funds since 2009; Anti-Money
                                                 Laundering Prevention Officer and Identity Theft
                                                 Prevention Officer for each of the Seligman funds since
                                                 2008; Managing Director, J. & W. Seligman & Co.
                                                 Incorporated and Vice-President for each of the
                                                 Seligman funds, 2004-2008
--------------------------------------------------------------------------------------------------------

Neysa M. Alecu             Money Laundering      Vice President -- Compliance, Ameriprise Financial,
2934 Ameriprise Financial  Prevention Officer    Inc. since 2008; Anti-Money Laundering Officer,
Center                     since 2004            Ameriprise Financial, Inc. since 2004; Compliance
Minneapolis, MN 55474                            Director, Ameriprise Financial, Inc., 2004-2008
Age 45
--------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                      RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT  49

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), RiverSource Investments provides investment advice and other services to the Fund and all funds in the RiverSource Family of Funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2009, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the IMS Agreement. At the April 7-8, 2009 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource Investments: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, the large investment made in the acquisition of J. & W. Seligman & Co. Incorporated, including its portfolio management operations, personnel and infrastructure (including the addition of two new offices in New York City and Palo Alto). Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Fund. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered RiverSource Investments' ability to retain key personnel and its expectations in this regard. The Board also discussed the acceptability of the terms

--------------------------------------------------------------------------------
50  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


of the IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource Investments). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund over various periods, recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2007 to December 2008. The Board observed that the Fund's investment performance reflected the particular management style and the exceptionally challenging market conditions involved.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource Investments' profitability. They also reviewed information in the report comparing the fees charged to the Fund by RiverSource Investments to fees charged to other client accounts (with similar investment strategies to those of the Fund).

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund (excluding the effect of a performance incentive adjustment, if applicable), with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the

--------------------------------------------------------------------------------
                      RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT  51

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource Investments as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2009, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.


--------------------------------------------------------------------------------
52  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
                      RIVERSOURCE CASH MANAGEMENT FUND -- 2009 ANNUAL REPORT  53

RIVERSOURCE CASH MANAGEMENT FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Fund Distributors, Inc., Member
                                FINRA, and managed by RiverSource Investments, LLC.
                                RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2009 RiverSource Investments, LLC.                             S-6320 AG (9/09)

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

        (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

        (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Pamela G. Carlton, Jeffrey Laikind, John F. Maher and Anne P. Jones, each qualify as audit committee financial experts.

Item 4. Principal Accountant Fees and Services

Fund - Related Fees

(a) Audit Fees. The fees for the year ended July 31, to Ernst & Young LLP for professional services rendered for the audits of the annual financial statements for RiverSource Money Market Series, Inc. were as follows:

                       2009 - $22,191   2008 - $21,885

(b) Audit-Related Fees. The fees for the year ended July 31, to Ernst & Young LLP for additional audit-related services rendered for RiverSource Money Market Series, Inc. were as follows:

                        2009 - $1,458   2008 - $875

(c) Tax Fees. The fees for the year ended July 31, to Ernst & Young LLP for tax compliance related services rendered for RiverSource Money Market Series, Inc. were as follows:

                        2009 - $5,756   2008 - $2,862

(d) All Other Fees. The fees for the year ended July 31, to Ernst & Young LLP for additional professional services rendered for RiverSource Money Market Series, Inc. were as follows:

                            2009 - $0   2008 - $0

     (e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by Ernst & Young LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2009 and 2008 were pre-approved by the audit committee.

(f)  Not applicable.

(g) Non-Audit Fees. The fees for the year ended July 31, to Ernst & Young LLP by the registrant for non-audit fees and by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                      2009 - $829,700   2008 - $616,937

(h) 100% of the services performed in item (g) above during 2009 and 2008 were pre-approved by the Ameriprise Financial Audit Committee and/or the RiverSource Mutual Funds Audit Committee.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

     (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

     (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under
     Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

     (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

     (a)(3) Not applicable.

     (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Money Market Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date October 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date October 2, 2009


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date October 2, 2009